UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		MOLLER FINANCIAL SERVICES
Address: 	ONE NORTHFIELD PLAZA
		Suite 200
		NORTHFIELD, IL 60093

13F File Number: 28-13687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	JOHN NOWAK
Title: 	CHIEF COMPLIANCE OFFICER
Phone: 	847-234-7575
Signature, Place, and Date of Signing:
JOHN NOWAK	NORTHFIELD, ILLINOIS	October 22, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 36
Form 13F Information Table Value Total: $97,212

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
								VALUE 		SHARES/ SH/ 	PUT/	INVSTMT	OTHER 		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------- --------------- ----------	---------	------- ----	----	-----------------	------- ------- ------
AMGEN INC 			COM		031162100	980		17780	SH		SOLE			9245	0	8535
AT&T INC 			COM		00206R102	622		21753	SH		SOLE			11239	0	10514
CME GROUP INC 			COM		12572Q105	643		2471	SH		SOLE			2006	0	465
CONOCOPHILLIPS 			COM		20825C104	474		8254	SH		SOLE			8254	0	0
DU PONT E I DE NEMOURS & CO 	COM		263534109	899		20145	SH		SOLE			20145	0	0
EXXON MOBIL CORP 		COM		30231G102	542		8773	SH		SOLE			5960	0	2813
GENERAL ELECTRIC CO 		COM		369604103	647		39846	SH		SOLE			39396	0	450
HEINZ H J CO 			COM		423074103	521		11000	SH		SOLE			10000	0	1000
ISHARES TR INDEX		BARCLYS TIPS BD	464287176	1091		10000	SH		SOLE			7004	0	2996
ISHARES TR INDEX		IBOXX INV CPBD	464287242	1057		9345	SH		SOLE			9345	0	0
ISHARES TR INDEX		MSCI EAFE IDX	464287465	2504		45587	SH		SOLE			30520	0	15067
ISHARES TR INDEX		RUSSELL 2000	464287655	10952		162244	SH		SOLE			142875	0	19369
ISHARES TR INDEX		S&P 500 INDEX	464287200	6423		56104	SH		SOLE			47340	0	8764
ISHARES TR INDEX		S&P MIDCAP 400	464287507	896		11188	SH		SOLE			11188	0	0
ISHARES TR INDEX		S&P NA NAT RES	464287374	9254		266389	SH		SOLE			231882	0	34507
ISHARES TR INDEX		S&P SMLCAP 600	464287804	511		8655	SH		SOLE			8655	0	0
JOHNSON & JOHNSON 		COM		478160104	717		11580	SH		SOLE			11080	0	500
JPMORGAN CHASE & CO 		COM		46625H100	1346		35356	SH		SOLE			20479	0	14877
PRICE T ROWE GROUP INC 		COM		74144T108	401		8000	SH		SOLE			8000	0	0
PROCTER & GAMBLE CO 		COM		742718109	582		9706	SH		SOLE			9706	0	0
SARA LEE CORP 			COM		803111103	134		10000	SH		SOLE			10000	0	0
SPDR SERIES TRUST 		DJ REIT ETF	78464A607	1912		33351	SH		SOLE			25773	0	7578
VANGUARD BD INDEX FD INC 	TOTAL BND MRKT	921937835	2541		30746	SH		SOLE			21677	0	9069
VANGUARD INDEX FDS		LARGE CAP ETF	922908637	11103		213197	SH		SOLE			194343	0	18854
VANGUARD INDEX FDS		REIT ETF	922908553	9887		189853	SH		SOLE			162958	0	26895
VANGUARD INDEX FDS		SMALL CP ETF	922908751	6697		105559	SH		SOLE			93406	0	12153
VANGUARD INTL EQUITY INDEX F 	EMR MKT ETF	922042858	5717		125762	SH		SOLE			106874	0	18888
VANGUARD TAX-MANAGED FD 	EUROPE PAC ETF	921943858	5057		146507	SH		SOLE			134903	0	11604
WELLPOINT INC 			COM		94973V107	331		5840	SH		SOLE			5840	0	0
WISDOMTREE TRUST		DEFA FD		97717W703	5608		124074	SH		SOLE			103664	0	20410
WISDOMTREE TRUST		EARNING 500 FD	97717W588	1267		31703	SH		SOLE			29201	0	2502
WISDOMTREE TRUST		EMERG MKTS ETF	97717W315	2234		40125	SH		SOLE			28207	0	11918
WISDOMTREE TRUST		INTL REAL EST	97717W331	208		7221	SH		SOLE			0	0	7221
WISDOMTREE TRUST		LARGECAP DIVID	97717W307	1012		23728	SH		SOLE			19174	0	4554
WISDOMTREE TRUST		SMALLCAP DIVID	97717W604	1140		26892	SH		SOLE			0	0	26892
WISDOMTREE TRUST		SMLCAP EARN FD	97717W562	1302		28788	SH		SOLE			26753	0	2035